Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2024
Principal Accounting Policies [Abstract]
Basis of preparation

(a) Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Basis of consolidation

(b) Basis of consolidation

The Company’s consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and VIEs’ subsidiaries for which the Company is the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiaries, through Contractual Agreements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the consolidated VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

Business combination and non-controlling interests

(c) Business combination and non-controlling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive loss as a bargain purchase gain. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill or bargain purchase gain. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations and comprehensive loss.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of operations and comprehensive loss.

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary or consolidated VIE, the Company deconsolidates the subsidiary or consolidated VIE from the date control is lost. Any retained non-controlling investment in the former subsidiary or consolidated VIE is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary or consolidated VIE.

For the Company’s consolidated subsidiaries, VIEs and VIEs’ subsidiaries, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of operations and comprehensive loss to distinguish the interests from that of the Company.

Use of estimates

(d) Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

The Company believes that assessment for impairment of long-lived assets and valuation of available-for-sale debt securities require significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. On an ongoing basis, management evaluates its estimates based on information that is currently available. Changes in circumstances, facts and experience may cause the Company to revise its estimates. Changes in estimates are recorded in the period in which they become known. Actual results could materially differ from these estimates.

Functional currency and foreign currency translation

(e) Functional currency and foreign currency translation

The Company’s reporting currency is Renminbi (“RMB”). The functional currency of the Company’s entities incorporated in Cayman Islands, British Virgin Islands and Hong Kong is the United States dollars (“US$”). The Company’s PRC subsidiaries, consolidated VIEs and VIEs’ subsidiaries determined their functional currency to be RMB. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are translated into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are translated at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of operations and comprehensive loss as other gains, net.

The financial statements of the Company are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive loss as a component of shareholders’ equity.

The exchange rates used for translation on March 31, 2023 and 2024 were US$1.00= RMB 6.8717 and RMB 7.0950, respectively, representing the index rates stipulated by the People’s Bank of China.

Convenience translation

(f) Convenience translation

Translations of the consolidated balance sheets, the consolidated statements of operations and comprehensive loss and the consolidated statements of cash flows from RMB into US$ as of and for the year ended March 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB 7.2203, representing the certificated exchange rate published by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on March 31, 2024, or at any other rate.

Fair value of financial instruments

(g) Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Company mainly consist of cash and cash equivalents, short-term investments, accounts receivable, amounts due from related parties, prepayments and other current assets, available-for-sale debt investments, accounts payable, short-term borrowings, derivative liabilities, accrued liabilities and other current liabilities, amounts due to related parties, and other debts.

As of March 31, 2023 and 2024, except for available-for-sale debt investments and derivative liabilities, carrying values of cash and cash equivalents, short-term investments, accounts receivable, amounts due from related parties, certain prepayments and other current assets, accounts payable, short-term borrowings, certain accrued liabilities and other current liabilities, amounts due to related parties and current portion of other debts approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments. The carrying value of long-term loan receivable, long-term borrowings and non-current portion of other debts approximated their fair values as of March 31, 2023 and 2024 as the interest rates and credit risk they bear reflect the current market yield for comparable instruments. The Company reports derivative liabilities at fair value at each balance sheet date and change in fair value is reflected in “Fair value change of derivative liabilities” in the consolidated statements of operations and comprehensive loss. The Company reports available-for-sale debt investments at fair value at each balance sheet date with the aggregate unrealized gains and losses, net of tax, reflected in “Accumulated other comprehensive loss” in the consolidated balance sheets.

Cash and cash equivalents

(h) Cash and cash equivalents

Cash and cash equivalents include cash on hand and time deposits placed with banks and third-party payment processors, which are unrestricted as to withdrawal or use, have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.

Short-term investments

(i) Short-term investments

Short-term investments comprise primarily of (i) cash deposits at fixed rates with original maturities of greater than three months, but less than 12 months and; (ii) the investments issued by commercial banks or other financial institutions with a variable interest rate indexed to the performance of underlying assets within one year. As of March 31, 2023, RMB70 million short-term investments were used as collateral of the short-term borrowings amount to RMB64 million. As of March 31, 2024, there was short-term investments of Nil to be used as collateral of the short-term borrowings.

Accounts receivable, net

(j) Accounts receivable, net

Accounts receivables are stated at the amount management expects to collect from customers based on their outstanding invoices.

Prior to April 1, 2023, the Company monitors the collection of its receivables and records allowance for specifically identified non-recoverable amounts, If the economic situation and the financial condition of a customer deteriorate resulting in an impairment of the customer’s ability to make payments, additional allowances might be required. Receivable balances are written off when they are determined to be uncollectible.

Starting from April 1, 2023, the Company adopted ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which creates an impairment model that is based on expected losses rather than incurred losses. To estimate the allowance for current expected credit losses (“CECL”). the Company has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include but are not limited to geographic region and industry. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the past collection history, future forecasts and macroeconomic factors. Other key factors that influence the CECL, analysis include industry-specific factors and certain qualitative adjustments that could impact the Company’s receivables. This is assessed at each period end based on the Company’s specific facts and circumstances.

The Company used a modified retrospective approach to adopt ASC Topic 326, and the cumulative-effect to retained earnings was RMB2.8 million.

Inventories

(k) Inventories

Inventories are stated at the lower of cost and net realizable value. Cost elements of our inventories comprise the purchase price of products, vendor rebates, shipping charges to receive products from the suppliers when they are embedded in the purchase price. Cost is determined using the first-in first-out method. Provisions are made for excessive, slow moving, expired and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Company continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, inventory aging, expiration date, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The reserve or write-down is equal to the difference between the cost of inventory and the estimated net realizable value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required that could negatively impact the Company’s gross margin and operating results. If actual market conditions are more favorable, the Company may have higher gross margin when products that have been previously reserved or written down are eventually sold.

Property and equipment, net

(l) Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the following estimated useful lives.

The estimated useful lives are as follows:

Useful years
Warehouse equipment	3 - 5 years
Furniture, computer and office equipment	3 - 5 years
Vehicles	5 years
Software	10 years
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.

Intangible assets, net

(m) Intangible assets, net

Intangible assets purchased from third parties are initially recorded at cost. The Company performs valuation of the intangible assets arising from business combinations to determine the relative fair value to be assigned to each asset acquired. The intangible assets are amortized using the straight-line method over the estimated useful lives of the assets.

The estimated useful lives of intangible assets are as follows:

Useful years
Trademark	10 years
Dealership	10 years
License	4.5 years

The estimated life of amortized intangibles is reassessed if circumstances occur that indicate the life has changed.

Goodwill

(n) Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis as of March 31, and in between annual tests when an event occurs, or circumstances change that could indicate that the asset might be impaired.

In accordance with ASU No. 2017-04, “Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” (“ASU 2017-04”), which removes the requirement to compare the implied fair value of goodwill with its carrying amount as part of step 2 of the goodwill impairment test. Management conducts its goodwill impairment assessment as of March 31 annually or more frequently if events or changes in circumstances indicate that it may be impaired. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, so as to perform the quantitative goodwill impairment test. If determined to be necessary, the quantitative impairment test is used to identify goodwill impairment by comparing the fair value of a reporting unit with its carrying amount and recognizing an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

There is only one reporting unit in the Company. Therefore, the goodwill assessment was performed for the Company on consolidated level as one reporting unit.

Long-term investments

(o) Long-term investments

The Company’s investments include equity method investments, equity securities with readily determinable fair values and available-for-sale debt securities.

The Company applies the equity method of accounting to account for an equity investment, in common stock or in-substance common stock, according to ASC 323 “Investment—Equity Method and Joint Ventures”, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investees are recorded in share of results of equity investees in the consolidated statements of operations and comprehensive loss. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee, if any, represents goodwill and intangible assets acquired. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement.

Debt securities that the Company has the intent to hold the security for an indefinite period or may sell the security in response to the changes in economic conditions are classified as available-for-sale debt securities and reported at fair value. Unrealized gains and losses (other than impairment losses) are reported, net of the related tax effect, in other comprehensive loss. Upon sale, realized gains and losses are reported in net income (loss).

The Company continually reviews its investments to determine whether a decline in fair value to below the carrying value is other than temporary. The primary factors the Company considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the investment is written down to fair value.

Impairment of long-lived assets other than goodwill

(p) Impairment of long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Revenue recognition

(q) Revenue recognition

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”) and subsequently, the FASB issued several amendments which amends certain aspects of the guidance in ASC 2014-09 (ASU No. 2014-09 and the related amendments are collectively referred to as “ASC 606”). According to ASC 606, revenue is recognized when control of the promised good or service is transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

Consistent with the criteria of Topic 606, the Company follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. The Company allocates the transaction price to each performance obligation based on the relative standalone selling price of the goods or services provided. The Company’s revenues are primarily derived from (i) product sales and (ii) online marketing and information services and other revenue.

When either party to a contract has performed, the Company presents the contract in the statement of financial position as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment. A receivable is recorded when the Company has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. A contract asset is recorded when the Company has transferred products or services to the customer before payment is received or is due, and the Company’s right to consideration is conditional on future performance or other factors in the contract. No contract asset was recorded as of March 31, 2023 and 2024. The Company’s contract liabilities consist of payments received or awards to customers (in the form of Boqii Beans) related to unsatisfied performance obligations at the end of the period. As of April 1, 2022 and 2023, the Company’s total contract liabilities were RMB7.0 million and RMB4.5 million, respectively, of which RMB3.0 million and RMB3.7 million were recognized as revenue for the years ended March 31, 2023 and 2024. The Company’s total unearned revenue was RMB1.6 million as of March 31, 2024.

Revenue is recorded net of value-added tax.

Revenue recognition policies for each type of revenue steam are as follows:

Sales of merchandise

The Company primarily sells pet products through online stores to individual online customers. Besides online sales, the Company also sells products through offline channels to its business customers and pet stores across the country. The Company recognizes the product revenues from products sales on a gross basis as the Company is acting as a principal in these transactions. The Company has obtained control of the products before they are transferred to customers. The Company is primarily obligated in these transactions, is subject to inventory risk or has the ability to direct the use of inventory, and has latitude in establishing prices and selecting suppliers. Revenue is recognized when consumers physically accept the products after delivery, which is when the control of products is transferred, and is recorded net of return allowances and rebates to pet stores.

The Company also enters into arrangements with its business partners to sell their products on the Company’s online stores. The Company considers the arrangements meet the indicators of consignment arrangement under ASC 606-10-55-80, because (i) the business partners do not relinquish control of the products, even though the Company has physical possession of the goods. The Company does not control the underlying products, which are considered to be the business partners’ inventory until they are sold to the end consumers; (ii) the business partner retains the right to require the return of the goods held by the Company; (iii) the Company has no obligation to pay for the products that are in its physical possession; and (iv) the Company has no discretion in establishing prices of the products provided by its business partners. Upon successful sales, the Company will charge the business partners a negotiated amount or a fixed rate commission fee based on the sales amount. Commission revenues are recognized on a net basis at the point of consumers’ acceptance of products, net of return allowance.

Online marketing and information services and other revenue

The Company provides online marketing and information services to third-party on the Company’s various channels and third-party platforms, including but not limited to advertising placements, organizing online and offline marketing campaigns featuring social media influencers and circulating marketing messages to end consumers. With respect to the Company’s marketing services, length of the periods over which services are provided are generally within months or less, revenue from such arrangements is recognized ratably over the service period, as the third-party simultaneously consumes the benefits when the advertisement is displayed or the campaign is ongoing.

The Company also provides warehouse services. The warehouse services include warehousing, packaging, dispatching and other services. Revenue is primarily recognized when the services are rendered.

Sales returns

(r) Sales returns

The Company offers online consumers an unconditional right of return for a period of seven days upon receipt of products. Return allowances, which reduce revenue and cost of sales, are estimated by categories of return policies offered to online customers, based on historical data the Company has maintained, and subject to adjustments to the extent that actual returns differ or are expected to differ.

Sales incentives

(s) Sales incentives

The Company adopted a customer reward program, under which the Company grants certain units (“Boqii Bean”) to its customers at its discretion in different situations. Boqii Beans are not redeemable for cash and can be used as a coupon for the customer’s future purchase on the Boqii Marketplace and Boqii.com. The value of ten units of Boqii Bean is equivalent to one RMB yuan before taking into account the impact of breakage.

For the Boqii Beans that are granted with concurrent revenue transactions, the allocated transaction price based on its relative standalone selling price are recognized as reduction of the revenue and accrued for as contract liabilities. As customers redeem awards, the accrued liability is reduced correspondingly. For the Boqii Beans that are granted without concurrent revenue transactions, they are not accounted for when granted and are recognized as a reduction of revenue when they are applied in future sales.

The Company also has a coupon program, through which the Company grants coupons to online customers when they make a successful purchase order, finish first registration on Boqii Marketplace or comment on products. When a coupon is granted concurrent with a revenue transaction, the Company accounts for the estimated cost of future usage of the coupon as reduction of the revenue. When a coupon is not granted concurrent with a revenue transaction, they are not accounted for when they are granted and are recognized as a reduction of revenue when they are applied in future sales.

Cost of revenue

(t) Cost of revenue

Cost of revenue consist of cost of product sales of RMB930.4 million, RMB842.7 million and RMB560.1 million for the years ended March 31, 2022, 2023 and 2024, respectively, and cost of services of RMB13.3 million, RMB15.9 million and RMB8.5 million for the years ended March 31, 2022, 2023 and 2024, respectively. Cost of product sales comprise the purchase price of products, vendor rebates and inventory write-downs. Cost of products does not include other costs such as shipping and handling expense, payroll and benefits of logistic staff, and logistic centers rental expenses. Cost of service consists of the advertising and promotion costs, employee wages and benefits in connection with the Company’s provision of marketing and information services including the fees that the Company paid to third party for advertising and promotion on various online and offline channels.

Vendor rebates

(u) Vendor rebates

The Company periodically receives consideration from certain vendors, representing rebates for products sold over a period of time. The Company accounts for the rebates received from its vendors as a reduction to the price it pays for the products purchased. Rebates are earned based on reaching minimum purchased thresholds for a specified period. When volume rebates can be reasonably estimated based on the Company’s past experience, current forecasts and purchase volume, a portion of the rebate is recognized as the Company makes progress towards the purchase threshold.

Fulfillment expenses

(v) Fulfillment expenses

Fulfillment costs primarily represent warehousing, shipping and handling expenses for dispatching and delivering products to consumers, employee wages and benefits for the relevant personnel, customs clearance expenses and other related transaction costs.

Sales and marketing expenses

(w) Sales and marketing expenses

Sales and marketing expenses comprise primarily of advertising expenses, third-party platforms commission fee, employee wages, rental expenses and benefits for sales and marketing staff, depreciation expenses and other daily expenses which are related to the sales and marketing functions.

Advertising expenses consist primarily of customer acquisition cost and costs for the promotion of corporate image and product marketing. The Company expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended March 31, 2022, 2023 and 2024, the advertising expenses were RMB81 million, RMB44 million and RMB26 million, respectively.

General and administrative expenses

(x) General and administrative expenses

General and administrative expenses consist of employee wages and benefits for corporate employees, research and development expenses and other expenses which are related to the general corporate functions, including accounting, finance, tax, legal and human resources, costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses. For the years ended March 31, 2022, 2023 and 2024, the research and development were RMB11.3 million, RMB3.7 million and RMB2.2 million, respectively.

Leases

(y) Leases

The Company applied ASC 842, “Leases”, by using the optional transition method at the adoption date without recasting comparative periods. The Company determines if an arrangement is a lease at inception. Operating leases are primarily for office and warehouse space and are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities, current and operating lease liabilities, non-current on its consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Company has elected to not recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and comprehensive loss and cash flows.

Government grants

(z) Government grants

The Company’s PRC based subsidiaries received government subsidies from certain local governments. The government subsidies are granted from time to time at the discretion of the relevant government authorities. These subsidies are granted for general corporate purposes and to support the Group’s ongoing operations in the region. Cash subsidies are recorded in other income, net on the consolidated statements of operations and comprehensive loss when received and when all conditions for their receipt have been satisfied. The Company recognized government subsidies of RMB0.2 million, RMB0.3 million and RMB3.0 million for the years ended March 31, 2022, 2023 and 2024, respectively.

Income taxes

(aa) Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

Uncertain tax positions

The Company recognizes in its consolidated financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s consolidated financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of March 31, 2023 and 2024, the Company did not have any material unrecognized uncertain tax positions.

Share-based compensation

(ab) Share-based compensation

The Company follows ASC 718 to determine whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees, management and nonemployees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model.

Employees’ share-based compensation awards are measured at the grant date fair value of the awards and recognized as expenses (a) immediately at the grant date if no vesting conditions are required; or (b) for share-based awards granted with only service conditions, using the graded vesting method, net of estimated forfeitures, over the vesting period; or (c) for share-based awards granted with service conditions and the occurrence of an initial public offering (“IPO”) as performance condition, cumulative share-based compensation expenses for the options that have satisfied the service condition should be recorded upon the completion of the IPO, using the graded vesting method.

Under ASC 718, the Company applies the Binominal option pricing model in determining the fair value of options granted. ASC 718 requires forfeiture rates to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest.

Net loss per share

(ac) Net loss per share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Using the two-class method, net profit/loss is allocated between ordinary shares and other participating securities (i.e. preferred shares) based on their participating rights.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year/period. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Company’s convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the conversion of the share options, using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Comprehensive loss

(ad) Comprehensive loss

Comprehensive loss is defined as the changes in shareholders’ equity of the Company during a period transactions and other events and circumstances excluding transactions resulting from investments from shareholders, distributions to shareholders, accretions on convertible redeemable preferred shares and modification and extinguishment of convertible redeemable preferred shares. Comprehensive loss for the periods presented includes net loss, foreign currency translation adjustments and unrealized securities holding gain losses.

Segment reporting

(ae) Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. As a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. As the Company’s long-lived assets are substantially located in the PRC and substantially all the Company’s revenue are derived from within the PRC, no geographical segments are presented.

Recent accounting pronouncements

(af) Recent accounting pronouncements

The Company qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Company adopts the following standards based on extended transition period provided to private companies or early adopts as necessary as permitted by the respective standards.

New and Amended Standards Adopted by the Company:

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. The amendments in this Update also provide certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The standard is effective for interim and annual periods beginning after December 15, 2022, with early adoption permitted. The Company adopted this update in the first quarter of 2023 and the adoption of this standard did not have a material impact on the Company’s disclosures.

In March 2022, the FASB issued ASU 2022-02, Troubled Debt Restructurings and Vintage Disclosures. This ASU eliminates the accounting guidance for troubled debt restructurings by creditors that have adopted ASU 2016-13, Measurement of Credit Losses on Financial Instruments. This ASU also enhances the disclosure requirements for certain loan refinancing and restructurings by creditors when a borrower is experiencing financial difficulty. In addition, the ASU amends the guidance on vintage disclosures to require entities to disclose current period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of ASC 326-20. The ASU is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Adoption of the ASU would be applied prospectively. The Company adopted this update in the first quarter of 2023 and the adoption of this standard did not have a material impact on the Company’s disclosures.

New and amended standards not yet adopted by the Company:

In June 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The update clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. For public business entities, the Board decided that the amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15,2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. This ASU will likely result in the Company including the additional required disclosures when adopted. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statement and expect to adopt them for the year ending March 31, 2025 .

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statement.